Liability Related to Warrants - Summary of Changes in Value of Liability Related to Warrants (Details) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 11, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Warrants And Rights Note Disclosure [Abstract]
Number of warrants outstanding, beginning balance		1,925,929	497,355	497,355
Warrants issued during the period	3,208,557	10,308,166		1,428,574	497,355
Warrants exercised during the period		(1,173,970)
Warrants reclassified to equity during the period		(497,355)
Number of warrants outstanding, ending balance		10,562,770	497,355	1,925,929	497,355
Warrants outstanding, beginning balance		$ 5,570,530	$ 10,462,137	$ 10,462,137
Warrants issued during the period		14,156,571		7,585,314	$ 18,119,998
Warrants exercised during the period		(1,769,000)
Warrants reclassified to equity during the period		(37,710)
Revaluation gain		(16,083,681)	(8,853,111)	(12,633,316)	(7,869,253)
Movements in exchange rates		(392,652)	32,916	156,395	211,392
Warrants outstanding, ending balance		$ 1,444,058	$ 1,641,942	$ 5,570,530	$ 10,462,137